Loss per share (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Loss per share
Schedule of basic and diluted loss per share

	For the six months ended June 30,
	2022 $	2021 $
Loss
Loss for the purposes of basic and diluted earnings per share:
– Loss for the period attributable to equity shareholders of the Company	(177,163,044)	(7,855,358)

Number of shares
Weighted-average number of ordinary shares for the purpose of basic and diluted earnings per share	49,616,648	30,396,578

	Year ended December 31,
	2021 $	2020 $	2019 $
Loss
Earnings for the purposes of basic and diluted loss per share:
Loss for the year attributable to equity shareholders of the Company	(174,009,273)	(1,939,689)	(20,141,991)

Number of shares
Weighted-average number of ordinary shares for the purpose of basic and diluted loss per share	14,596,997	13,176,752	12,891,569